COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule Of Future Minimum Rental Payments
As of December 31, 2014:

2015	$601
2016	519
2017	523

Total	$1,643